UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 29, 2016

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.5%
	Advertising—0.5%
$4,350	Affinion Group, Inc., 7.875%, 12/15/18	$3,219,000

	Aerospace & Defense—1.4%
5,465	Erickson, Inc., 8.25%, 5/1/20	3,442,950
3,936	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	2,774,880
4,120	TransDigm, Inc., 6.50%, 5/15/25 (a)(b)	4,063,350

		10,281,180

	Air Freight & Logistics—1.0%
	XPO Logistics, Inc., (a)(b),
2,170	6.50%, 6/15/22	1,993,688
5,230	7.875%, 9/1/19	5,321,525

		7,315,213

	Auto Components—0.6%
3,970	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	4,140,511

	Auto Manufacturers—0.9%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,033,007

	Chemicals—0.6%
5,500	Chemours Co., 6.625%, 5/15/23 (a)(b)	4,152,500

	Commercial Services—2.2%
8,535	Cenveo Corp., 11.50%, 5/15/17	7,681,500
4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,414,525
5,925	Monitronics International, Inc., 9.125%, 4/1/20	4,473,375

		15,569,400

	Construction Materials—0.8%
5,690	US Concrete, Inc., 8.50%, 12/1/18	5,938,938

	Consumer Finance—1.0%
2,605	Navient Corp., 8.45%, 6/15/18	2,741,762
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,232,175

		6,973,937

	Diversified Consumer Services—0.8%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	5,349,050

	Diversified Financial Services—1.4%
1,480	Affinion International Holdings Ltd., 7.50%, 7/30/18 (a)(b)	1,221,000
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	1,604,975
5,370	12.75%, 5/1/20 (a)(b)	1,020,300
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,000	7.875%, 10/1/20	1,945,000
4,250	9.625%, 5/1/19	4,409,375

		10,200,650

	Electrical Components & Equipment—1.2%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	8,708,062

	Electronic Equipment, Instruments & Components—0.7%
5,815	Kemet Corp., 10.50%, 5/1/18	5,233,500

	Food & Staples Retailing—0.7%
5,000	US Foods, Inc., 8.50%, 6/30/19	5,206,250

	Health Care Providers & Services—1.9%
1,365	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,364,147
6,045	Kindred Healthcare, Inc., 8.75%, 1/15/23	5,742,750
	Tenet Healthcare Corp.,
2,750	5.00%, 3/1/19	2,660,625
3,470	8.125%, 4/1/22	3,483,013

		13,250,535

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare-Products—0.9%
$6,785	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	$6,605,198

	Holding Companies-Diversified—0.2%
1,735	Horizon Pharma Financing, Inc., 6.625%, 5/1/23 (a)(b)	1,500,775

	Hotels, Restaurants & Leisure—1.1%
6,395	MGM Resorts International, 11.375%, 3/1/18	7,514,125

	Household Durables—1.1%
	Beazer Homes USA, Inc.,
2,245	7.25%, 2/1/23	2,099,075
3,920	9.125%, 5/15/19	3,949,400
1,390	Jarden Corp., 7.50%, 5/1/17	1,490,775

		7,539,250

	Household Products/Wares—0.8%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	5,946,844

	Independent Power & Renewable Electricity Producers—0.5%
4,505	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)	3,378,750

	Internet Software & Services—1.7%
	EarthLink, Inc.,
2,200	7.375%, 6/1/20	2,271,500
5,652	8.875%, 5/15/19	5,821,560
4,000	Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)(b)	4,010,000

		12,103,060

	Iron/Steel—0.3%
5,600	AK Steel Corp., 8.375%, 4/1/22 (f)	2,262,400

	Lodging—0.4%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18 (c)	3,120,150

	Machinery—1.1%
4,225	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)	3,855,313
5,495	Navistar International Corp., 8.25%, 11/1/21	3,942,662

		7,797,975

	Media—3.3%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	5,334,425
3,250	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19	3,327,187
6,645	McClatchy Co., 9.00%, 12/15/22	6,256,839
6,280	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	6,884,450
3,589	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)	1,938,060

		23,740,961

	Metals & Mining—1.4%
5,050	ArcelorMittal, 10.85%, 6/1/19	5,378,250
2,820	HudBay Minerals, Inc., 9.50%, 10/1/20	2,164,350
	Thompson Creek Metals Co., Inc.,
6,145	7.375%, 6/1/18	1,597,700
2,170	12.50%, 5/1/19	580,475

		9,720,775

	Miscellaneous Manufacturing—0.7%
5,650	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	4,597,688

	Multiline Retail—0.3%
2,165	Dollar Tree, Inc., 5.75%, 3/1/23 (a)(b)	2,262,425

	Oil & Gas—0.8%
	BreitBurn Energy Partners LP / BreitBurn Finance Corp.,
3,870	7.875%, 4/15/22	1,141,650
4,820	8.625%, 10/15/20	1,759,300
865	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	808,766
6,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	1,770,000
1,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.875%, 4/1/20	525,000

		6,004,716

	Oil, Gas & Consumable Fuels—1.3%
6,180	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	5,283,900
4,305	Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	1,183,875
3,470	Sanchez Energy Corp., 6.125%, 1/15/23	2,402,975
560	Ultra Petroleum Corp., 6.125%, 10/1/24 (a)(b)	212,800

		9,083,550

	Paper & Forest Products—0.3%
2,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	2,090,000

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Pharmaceuticals—0.6%
$1,755	Endo Finance LLC & Endo Finco, Inc., 5.875%, 1/15/23 (a)(b)	$1,667,250
3,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	2,835,000

		4,502,250

	Real Estate Investment Trust—0.3%
2,345	Kennedy-Wilson, Inc., 5.875%, 4/1/24	2,321,550

	Retail—0.7%
5,785	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	5,192,038

	Semiconductors & Semiconductor Equipment—0.4%
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,785,156

	Software—0.6%
4,355	First Data Corp., 8.25%, 1/15/21 (a)(b)	4,556,419

	Specialty Retail—0.9%
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	3,420,000
3,000	Conn’s, Inc., 7.25%, 7/15/22	2,827,500

		6,247,500

	Telecommunications—1.3%
5,630	Consolidated Communications, Inc., 6.50%, 10/1/22	4,771,425
5,845	Windstream Corp., 7.50%, 4/1/23	4,486,037

		9,257,462

	Wireless Telecommunication Services—0.8%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	5,309,337

	Total Corporate Bonds & Notes (cost-$328,221,965)	267,012,087

Shares
CONVERTIBLE PREFERRED STOCK—35.2%
	Automobiles—1.9%
402,000	Goldman Sachs Group, Inc., 8.00%, 12/17/15 (General Motors Co.) (d)	13,208,112

	Banks—3.0%
7,455	Huntington Bancshares, Inc., 8.50% (e)	10,064,250
9,900	Wells Fargo & Co., 7.50%, Ser. L (e)	11,558,250

		21,622,500

	Commercial Services & Supplies—0.8%
64,465	Stericycle, Inc., 5.25%, 9/15/18	5,906,283

	Diversified Financial Services—1.6%
10,100	Bank of America Corp., 7.25%, Ser. L (e)	11,312,000

	Diversified Telecommunication Services—1.8%
132,535	Frontier Communications Corp., 11.125%, 6/29/18	12,808,182

	Electric Utilities—0.8%
134,610	Exelon Corp., 6.50%, 6/1/17	5,379,016

	Electronic Equipment, Instruments & Components—1.5%
557,000	Bank of America Corp., 8.00%, 2/17/16 (Corning, Inc.) (d)	10,477,170

	Food Products—0.7%
85,955	Tyson Foods, Inc., 4.75%, 7/15/17	4,920,924

	Health Care Providers & Services—4.4%
154,515	Anthem, Inc., 5.25%, 5/1/18	6,773,938
95,960	Goldman Sachs Group, Inc., 8.00%, 3/31/16 (Laboratory Corp. of America Holdings) (d)	11,032,905
181,300	JPMorgan Chase & Co., 8.00%, 5/5/16 (HCA Holding, Inc.) (d)	11,992,995
1,720	Kindred Healthcare, Inc., 7.50%, 12/1/17	1,279,542

		31,079,380

	Independent Power & Renewable Electricity Producers—1.0%
117,560	Dynegy, Inc., 5.375%, 11/1/17	7,268,735

	Machinery—2.2%
128,815	Stanley Black & Decker, Inc., 6.25%, 11/17/16	15,961,467

	Media—0.7%
5,000	SFX Entertainment, Inc., 9.00%, 9/17/19, Ser. B (a)(b)(f)(g)	5,000,000

	Metals & Mining—0.8%
35,295	Alcoa, Inc., 5.375%, 10/1/17	1,136,499
604,670	ArcelorMittal, 6.00%, 1/15/16	4,912,944

		6,049,443

	Multiline Retail—1.4%
195,000	Goldman Sachs Group, Inc., 8.00%, 1/14/16 (Macy’s, Inc.) (d)	10,182,705

	Multi-Utilities—1.3%
186,560	AES Trust III, 6.75%, 10/15/29	9,409,620

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

Shares		Value*
	Oil, Gas & Consumable Fuels—2.4%
120,125	Anadarko Petroleum Corp., 7.50%, 6/7/18	$4,459,040
9,255	Chesapeake Energy Corp., 5.75% (a)(b)(e)	2,521,987
10,900	Energy XXI Bermuda Ltd., 5.625% (e)	279,313
42,970	Kinder Morgan, Inc., 9.75%, 10/26/18	1,886,383
94,905	PetroQuest Energy, Inc., 6.875% (e)	1,791,332
173,845	Sanchez Energy Corp., 6.50%, 4/6/18 (e)	2,379,938
49,470	Southwestern Energy Co., 6.25%, 1/15/18	1,189,754
65,820	WPX Energy, Inc., 6.25%, 7/31/18	2,854,613

		17,362,360

	Pharmaceuticals—1.6%
10,940	Allergan PLC, 5.50%, 3/1/18	11,459,650

	Real Estate Investment Trust—5.1%
335,200	Alexandria Real Estate Equities, Inc., 7.00%, (e)	9,432,729
610,095	FelCor Lodging Trust, Inc., 1.95%, Ser. A (e)	15,258,476
159,235	Welltower, Inc., 6.50% (e)	9,385,311
40,155	Weyerhaeuser Co., 6.375%, 7/1/16	2,127,813

		36,204,329

	Technology Hardware, Storage & Peripherals—1.8%
113,500	Bank of America Corp., 8.00%, 5/10/16 (Apple, Inc.) (d)	12,973,050

	Wireless Telecommunication Services—0.4%
42,975	T-Mobile US, Inc., 5.50%, 12/15/17	2,654,136

	Total Convertible Preferred Stock (cost-$265,466,089)	251,239,062

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—22.4%
	Air Freight & Logistics—0.2%
$1,720	Echo Global Logistics, Inc., 2.50%, 5/1/20	1,607,125

	Automobiles—0.6%
36,530	Fiat Chrysler, 7.875%, 12/15/16	4,326,522

	Capital Markets—2.7%
10,075	BGC Partners, Inc., 4.50%, 7/15/16	10,704,687
12,440	Walter Investment Management Corp., 4.50%, 11/1/19	8,544,725

		19,249,412

	Commercial Services—1.8%
15,600	Cenveo Corp., 7.00%, 5/15/17	12,743,250

	Consumer Finance—0.8%
5,905	PRA Group, Inc., 3.00%, 8/1/20	5,362,478

	Diversified Consumer Services—0.9%
10,220	Ascent Capital Group, Inc., 4.00%, 7/15/20	6,636,613

	Electrical Equipment—1.0%
10,135	SolarCity Corp., 1.625%, 11/1/19	6,866,463

	Independent Power & Renewable Electricity Producers—0.8%
6,260	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	5,457,938

	Iron/Steel—0.1%
1,075	AK Steel Corp., 5.00%, 11/15/19	728,312

	IT Services—0.3%
2,365	ServiceSource International, Inc., 1.50%, 8/1/18	2,045,725

	Life Science Tools & Services—0.1%
1,120	Fluidigm Corp., 2.75%, 2/1/34	756,000

	Machinery—2.5%
	Meritor, Inc.,
9,545	4.625%, 3/1/26	9,473,412
5,255	7.875%, 3/1/26	7,186,213
1,710	Navistar International Corp., 4.75%, 4/15/19	1,249,369

		17,908,994

	Oil, Gas & Consumable Fuels—2.3%
3,650	Cheniere Energy, Inc., 4.25%, 3/15/45	2,176,312
13,200	Cobalt International Energy, Inc., 2.625%, 12/1/19	9,652,500
7,015	Energy XXI Ltd., 3.00%, 12/15/18	911,950
6,275	Goodrich Petroleum Corp., 5.00%, 10/1/32	2,168,797
1,380	Stone Energy Corp., 1.75%, 3/1/17	1,254,075

		16,163,634

	Personal Products—1.8%
14,795	Herbalife Ltd., 2.00%, 8/15/19	13,186,118

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Pharmaceuticals—1.3%
$645	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (a)(b)	$641,372
3055	Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21 (a)(b)	2,092,675
6,890	Teligent, Inc., 3.75%, 12/15/19 (a)(b)	6,648,850

		9,382,897

	Semiconductors & Semiconductor Equipment—0.6%
14,255	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)	4,151,769

	Software—1.1%
7,890	TeleCommunication Systems, Inc., 7.75%, 6/30/18	8,097,112

	Thrifts & Mortgage Finance—0.7%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,225,662

	Tobacco—2.8%
	Vector Group Ltd. (h),
4,335	1.75%, 4/15/20	5,136,975
9,035	2.50%, 1/15/19	14,684,215

		19,821,190

	Total Convertible Bonds & Notes (cost-$174,047,383)	159,717,214

Shares
COMMON STOCK—0.4%
	Advertising—0.4%
133,715	Affinion International Holdings (cost-$2,371,020) (f)(i)	2,908,301

Principal Amount (000s)
SHORT-TERM INVESTMENT—4.5%
	Time Deposit—4.5%
$31,518	BNP Paribas—Paris, 0.03%, 12/1/15 (cost-$31,518,351)	31,518,351

	Total Investments (cost-$801,624,808)(j)—100.0%	$712,395,015

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $83,713,472, representing 11.8% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Fair-Valued-Security with a value of $10,170,701, representing 1.4% of total investments.

(g)	Illiquid.

(h)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(i)	Non-income producing.

(j)	At November 30, 2015, the cost basis of portfolio securities for federal income tax purposes was $807,086,327. Gross unrealized appreciation was $40,706,692, gross unrealized depreciation was $135,398,004 and net unrealized depreciation was $94,691,312. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

A summary of the inputs used at November 30, 2015 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/15
Investments in Securities - Assets
Corporate Bonds & Notes:
Iron/Steel	$—	$—	$2,262,400	$2,262,400
All Other	—	264,749,687	—	264,749,687
Convertible Preferred Stock:
Automobiles	—	—	13,208,112	13,208,112
Electronic Equipment, Instruments & Components	—	—	10,477,170	10,477,170
Health Care Providers & Services	6,773,938	1,279,542	23,025,900	31,079,380
Media	—	—	5,000,000	5,000,000
Metals & Mining	1,136,499	4,912,944	—	6,049,443
Multiline Retail	—	—	10,182,705	10,182,705
Multi-Utilities	—	9,409,620	—	9,409,620
Oil, Gas & Consumable Fuels	10,389,790	6,972,570	—	17,362,360
Pharmaceuticals	—	11,459,650	—	11,459,650
Real Estate Investment Trust	26,771,600	9,432,729	—	36,204,329
Technology Hardware, Storage & Peripherals	—	—	12,973,050	12,973,050
All Other	87,833,243	—	—	87,833,243
Convertible Bonds & Notes	—	159,717,214	—	159,717,214
Common Stock	—	—	2,908,301	2,908,301
Short-Term Investment	—	31,518,351	—	31,518,351

Totals	$132,905,070	$499,452,307	$80,037,638	$712,395,015

At November 30, 2015, securities valued at $20,633,681 were transferred from Level 1 to Level 2. This transfer was a result of securities with an exchange-traded closing price at February 28, 2015, using an evaluated mean price November 30, 2015.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2015, was as follows:

	Beginning Balance 2/28/15	Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 11/30/15
Investments in Securities - Assets
Corporate Bonds & Notes:
Iron/Steel	$—	$—		$—	$—	$—	$—	$2,262,400	$—	$2,262,400
Convertible Preferred Stock:
Automobiles	14,008,494	—		—	—	—	(800,382)	—	—	13,208,112
Banks	12,305,137	—		(13,339,799)†	—	—	1,034,662	—	—	—
Electronic Equipment, Instruments & Components	13,640,930	—		—	—	—	(3,163,760)	—	—	10,477,170
Energy Equipment & Services	13,545,217	—		(14,962,292)†	—	—	1,417,075	—	—	—
Food Products	11,480,850	—		(12,393,244)†	—	—	912,394	—	—	—
Health Care Equipment & Supplies	14,660,100	—		(14,322,945)	—	700,245	(1,037,400)	—	—	—
Health Care Providers & Services	15,403,550	26,183,923		(15,964,680)	—	2,271,685	(4,868,578)	—	—	23,025,900
Internet Software & Services	12,474,252	—		(13,639,749)†	—	—	1,165,497	—	—	—
Media	—	5,000,000		—	—	—	—	—	—	5,000,000
Multiline Retail	12,348,960	—		—	—	—	(2,166,255)	—	—	10,182,705
Oil, Gas & Consumable Fuels	10,979,490	—		(11,218,552)	—	(2,746,138)	2,985,200	—	—	—
Pharmaceuticals	12,529,303	—		(14,986,503)	—	2,307,415	149,785	—	—	—
Semiconductors & Semiconductor Equipment	26,480,100	—		(24,620,162)	—	(3,891,346)	2,031,408	—	—	—
Technology Hardware, Storage & Peripherals	16,147,140	14,380,450		(15,603,336)	—	2,925,999	(4,877,203)	—	—	12,973,050
Common Stock	—	2,371,019	††	—	—	—	537,282	—	—	2,908,301

Totals	$186,003,523	$47,935,392		$(151,051,262)	$—	$1,567,860	$(6,680,275)	$2,262,400	$—	$80,037,638

†	Conversion
††	Issued via Corporate Action.
*	Transferred out of Level 2 into Level 3 because Sub-Adviser recommended to use an average of broker quotes on November 30, 2015.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2015:

	Ending Balance at 11/30/15	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Corporate Bonds & Notes	$2,262,400	Mean of Broker Quotes	Broker Quotes	$40.40
Convertible Preferred Stock	69,866,937	Third Party Pricing Vendor	Single Broker Quote	$18.81 - $114.974
	5,000,000	Original Cost	Price of Stock	$1,000.00
Common Stock	2,908,301	Mean of Broker Quotes	Broker Quotes	$21.75

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2015, was $(12,921,830).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: January 19, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: January 19, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2016